Large Cap Growth Equity Fund A series of CNI Charter Funds
SUMMARY PROSPECTUS DATED JANUARY 28, 2010

Class: Institutional Class Class N	Ticker: CNGIX CLEAX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Fund’s Statement of Additional Information and shareholder reports, online at http://www.cnicharterfunds.com. You can also get this information at no cost by calling 1-888-889-0799 or by sending an e-mail request to cnicharterfunds@seic.com or from your financial intermediary. The Fund’s Prospectus and Statement of Additional Information, dated January 28, 2010, and the independent registered public accounting firm’s report and financial statements in the Fund’s Annual Report to shareholders, dated September 30, 2009, are incorporated by reference into this Summary Prospectus.

Large Cap Growth Equity Fund

INVESTMENT GOAL

The Large Cap Growth Equity Fund (“Large Cap Growth Fund”) seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations with the potential for growth.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Large Cap Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.65%		0.65%
Distribution (12b-1) Fee		None		0.25%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%
Other Fund Expenses	0.10%		0.10%
Total Other Expenses		0.35%		0.35%
Total Annual Fund Operating Expenses		1.00%		1.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$102	$318	$552	$1,225
Class N	$127	$397	$686	$1,511

PORTFOLIO TURNOVER

The Large Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Large Cap Growth Fund’s portfolio consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations. For this purpose, City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), considers a large corporation to be a company with a market capitalization similar to the market capitalizations of the companies in the S&P 500/Citigroup Growth Index at the time of investment. CNAM selects companies with share price growth potential based on a combination of quantitative and fundamental analysis.

Please review the Fund’s prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Large Cap Growth Fund may invest.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither Large Cap Growth Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Investment Style – CNAM primarily uses a growth style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund’s share price.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the equity market or similar funds.

Foreign Securities – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

American Depositary Receipts – The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies (“ADRs”) which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Large Cap Growth Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Large Cap Growth Fund’s Institutional Class shares based on a calendar year.

Best Quarter 14.32% Q2 2009	Worst Quarter (20.40)% Q4 2008

This table shows the average annual total returns of each class of the Large Cap Growth Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class				1/14/2000
Return Before Taxes	30.02%	1.18%	(2.48)%
Return After Taxes on Distributions	29.72%	1.09%	(2.53)%
Return After Taxes on Distributions and Sale of Fund Shares	19.49%	0.98%	(2.08)%
Class N				3/28/2000
Return Before Taxes	29.66%	0.93%	(3.45)%
S&P 500/Citigroup Growth Index	31.57%	0.96%	(3.04)%	1/31/2000

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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INVESTMENT MANAGER

City National Asset Management, Inc.

PORTFOLIO MANAGERS

Richard A. Weiss and Brian L. Garbe have served as portfolio managers for the Large Cap Growth Fund since the Fund’s inception on January 14, 2000.

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts.

The Large Cap Growth Fund has no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of the approved broker-dealer or other financial institution through which you purchase and hold shares of the Fund (each an “Authorized Institution”). The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the Large Cap Growth Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Large Cap Growth Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Large Cap Growth Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Large Cap Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI-SM-004-0100

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